Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our NEOs to the Company’s performance. We are also permitted to report as a “Smaller Reporting Company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

The following table sets forth information concerning the compensation of our NEOs for each of our 2025, 2024, and 2023 fiscal years, and our financial performance for each such fiscal year:

Year	Summary compensation table total Mr. Sagr (1)	Compensation actually paid to Mr. Sagr	Summary compensation table total for Mr. Mansfield (1)	Compensation actually paid to Mr. Mansfield	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs	Value of initial fixed $100 investment based on total shareholder return (2)	Net income ($ in thousands) (3)
2025	$1,747,437	$2,298,734	$1,133,862	$1,970,329	$735,691	$974,342	$285	$17,035
2024	-	-	1,723,244	2,263,803	608,354	703,610	150	8,983
2023	-	-	1,515,363	1,360,902	472,477	455,523	79	10,471

(1) For fiscal year 2024 and 2023, David J. Mansfield served as our Principal Executive Officer ("PEO"). Mr. Mansfield resigned from the organization in June 2025 and was succeeded by Saleh Sagr as PEO. For fiscal year 2025, both Mr. Mansfield and Mr. Sagr are represented as PEOs in the table above. Our non-PEO NEOs for whom the average compensation is presented are: (i) for 2025, Matthew Lewicki; and (ii) for 2024 and 2023, Saleh Sagr and Matthew Lewicki.

(2) Total Shareholder Return illustrates the cumulative value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in the Company’s Common Stock on January 31, 2023 (the measurement point)

(3) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

PEO Total Compensation Amount		$ 1,723,244	$ 1,515,363
PEO Actually Paid Compensation Amount		2,263,803	1,360,902
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025			2024		2023 (1)
Description of Amount	Mr. Sagr	Mr. Mansfield	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Summary compensation table - Total compensation	$1,747,437	$1,133,862	$735,691	$1,723,244	$608,354	$1,515,363	$472,477
Decrease in amounts reported under the "stock awards" column in the summary compensation table for the applicable fiscal year	(450,003)	-	(135,790)	(364,849)	(64,930)	(350,981)	(50,604)
Increase for fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	845,000	-	254,982	629,063	111,950	274,963	39,644
(Decrease)/increase for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in fair value from prior fiscal year end to applicable fiscal year end	100,142	534,225	86,302	236,932	33,344	(76,740)	(5,525)
Decrease for change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	56,158	302,242	33,158	39,413	14,892	(1,703)	(469)
Compensation Actually Paid	$2,298,734	$1,970,329	$974,342	$2,263,803	$703,610	$1,360,902	$455,523

(1) Mr. Lewicki's compensation data is only for nine months since he began his employment in May 2023.

Non-PEO NEO Average Total Compensation Amount	$ 735,691	608,354	472,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 974,342	703,610	455,523
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures

The Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company provides the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation and Cumulative Total Shareholder Return

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s cumulative total shareholder return (“TSR”) for the years ended January 31, 2026, 2025, and 2024.

Compensation Actually Paid vs. Net Income

Compensation and Net Income

The following chart sets forth the relationship between PEO compensation, the average compensation of our Non-PEO NEOs, and the Company’s net income for the years ended January 31, 2026, 2025 and 2024.

While 2024 net income was a decrease of $1.5 million, compared to $10.5 million in 2023, the reduction was due to a one-time non-cash tax benefit of $5.9 million in the prior year after being allowed to recognize the benefit of past tax losses. Excluding the impact of the tax benefit, net income after taxes and minority interest was an increase of $4.4 million. Net income in 2025 increased by $8.0 million, from $9.0 million in 2024 to $17.0 million in 2025, representing a record year for the Company.

Total Shareholder Return Amount	$ 285	150	79
Net Income (Loss)	$ 17,035,000	8,983,000	10,471,000
PEO Name	Saleh Sagr			David J. Mansfield
Mr. Sagr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,747,437	0	0
PEO Actually Paid Compensation Amount	2,298,734	0	0
Mr. Mansfield [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,133,862	1,723,244	1,515,363
PEO Actually Paid Compensation Amount	1,970,329	2,263,803	1,360,902
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(364,849)	(350,981)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		629,063	274,963
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		236,932	(76,740)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		39,413	(1,703)
PEO | Mr. Sagr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,003)
PEO | Mr. Sagr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	845,000
PEO | Mr. Sagr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,142
PEO | Mr. Sagr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,158
PEO | Mr. Mansfield [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Mansfield [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Mansfield [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,225
PEO | Mr. Mansfield [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,242
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,790)	(64,930)	(50,604)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,982	111,950	39,644
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,302	33,344	(5,525)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,158	$ 14,892	$ (469)